                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21132

                              Investment Portfolio
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

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INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MORTGAGE PASS-THROUGHS -- 14.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC, 8.00%, 1/17/09                         $ 2,353      $ 2,503,925
FHLMC, 8.00%, 6/17/25                           7,103        7,660,010
FHLMC, 9.25%, 2/1/17                            1,339        1,474,542
GNMA, 11.00%, 3/15/16                             391          467,678
----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $12,177,396)                          $12,106,155
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 25.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 12.375%, 5/15/04          $20,000      $21,966,420
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $21,962,973)                          $21,966,420
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Banque Nationale De Paris Euro
Time-Deposit Cayman Island, 1.28%,
7/1/03                                        $ 2,215      $ 2,215,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,215,000)                         $ 2,215,000
----------------------------------------------------------------------

COMMERCIAL PAPER -- 56.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Atlantic Asset Security Corp., 1.15%,
7/1/03                                        $ 4,100      $ 4,100,000
Autobahn Funding Co., 1.32%, 7/2/03             4,400        4,399,838
Brahms Funding Corp., 1.35%, 7/23/03            4,400        4,396,370
Gotham Funding Corp., 1.18%, 7/1/03             4,100        4,100,000
Holland Ltd., 1.00%, 7/25/03                    4,100        4,097,267
Manhattan Asset Funding Co.,
1.03%, 7/14/03                                  4,100        4,098,475
Maximillian Capital, 1.27%, 8/1/03              4,400        4,395,188
Neptune Funding Corp., 1.28%, 7/15/03           4,400        4,397,810
Nieuw Amsterdam Receivable,
1.04%, 7/10/03                                  4,000        3,998,960
Romulus Funding Corp., 1.12%, 7/8/03            4,026        4,025,123
Starbird, 1.25%, 7/9/03                         2,000        1,999,445
Victory Receivables, 1.03%, 7/18/03             4,100        4,098,006
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $48,106,482)                        $48,106,482
----------------------------------------------------------------------
Total Investments -- 99.5%
   (identified cost $84,461,851)                           $84,394,057
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.5%                     $   465,100
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $84,859,157
----------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 GNMA - Government National Mortgage Association (Ginnie Mae)

                       SEE NOTES TO FINANCIAL STATEMENTS

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INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $84,461,851)                           $84,394,057
Cash                                              336
Receivable for investments sold                65,244
Receivable from the Investment Adviser         11,335
Interest receivable                           403,947
-----------------------------------------------------
TOTAL ASSETS                              $84,874,919
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       760
Accrued expenses                               15,002
-----------------------------------------------------
TOTAL LIABILITIES                         $    15,762
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $84,859,157
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $84,926,951
Net unrealized depreciation (computed on
   the basis of identified cost)              (67,794)
-----------------------------------------------------
TOTAL                                     $84,859,157
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Interest                                  $561,381
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $561,381
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $165,017
Custodian fee                               19,550
Legal and accounting services                7,860
Miscellaneous                                  486
--------------------------------------------------
TOTAL EXPENSES                            $192,913
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $ 11,335
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 11,335
--------------------------------------------------

NET EXPENSES                              $181,578
--------------------------------------------------

NET INVESTMENT INCOME                     $379,803
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(67,833)
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(67,833)
--------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(67,833)
--------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $311,970
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $        379,803  $             24,185
   Net realized loss                                    --                  (250)
   Net change in unrealized
      appreciation (depreciation)                  (67,833)                   39
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        311,970  $             23,974
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    160,301,188  $         63,031,410
   Withdrawals                                (100,812,156)          (38,097,239)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     59,489,032  $         24,934,171
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     59,801,002  $         24,958,145
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $     25,058,155  $            100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     84,859,157  $         25,058,155
--------------------------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       YEAR ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.55%(2)                0.50%(2)
   Net investment income                 1.15%(2)                0.84%(2)
Portfolio Turnover                         61%                      0%
------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.48%                   0.23%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $84,859                 $25,058
------------------------------------------------------------------------------
+  The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.58%(2)                1.07%(2)
   Net investment income                 1.12%(2)                0.27%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002 and remained inactive until September 30, 2002 except for matters related to its organization and sale of initial interests of $100,010. The Portfolio seeks total return by investing in a broad range of fixed income securities, including U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Low Duration Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the six months ended June 30, 2003, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such period and amounted to $165,017. To enhance the net investment income of the Portfolio, EVM was allocated, on a preliminary basis, $11,335 of the Portfolio's operating

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INVESTMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   expenses for the six months ended June 30, 2003. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and paydowns of investments, other than short-term obligations, aggregated $46,831,655 and $12,484,693, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $84,295,485
    -----------------------------------------------------
    Gross unrealized appreciation             $     8,575
    Gross unrealized depreciation                (107,147)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (98,572)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2003, there were no outstanding obligations under these financial instruments.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            100%          0%
    Donald R. Dwight                                 100%          0%
    James B. Hawkes                                  100%          0%
    Samuel L. Hayes, III                             100%          0%
    William H. Park                                  100%          0%
    Norton H. Reamer                                 100%          0%
    Lynn A. Stout                                    100%          0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

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INVESTMENT MANAGEMENT

INVESTMENT PORTFOLIO
GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

Mark S. Venezia
President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.

(b)           Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT PORTFOLIO


By:     /s/ Mark Venezia
        ----------------
        Mark Venezia
        President


Date:   August 18, 2003
        ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
        -----------------------
        Barbara E. Campbell
        Treasurer


Date:   August 18, 2003
        ---------------


By:     /s/ Mark Venezia
        ----------------
        Mark Venezia
        President


Date:   August 18, 2003
        ---------------